Revenues - Schedule of Detailed Information about Revenue Explanatory (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Revenue
Revenues	¥ 45,461	$ 6,700	¥ 66,601
Charging services revenues [Member]
Revenue
Revenues	43,943	$ 6,476	63,531
Energy solutions revenues [Member]
Revenue
Revenues	69		454
New initiatives revenues [Member]
Revenue
Revenues	¥ 1,449		¥ 2,616